First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 100.7%
	Collateralized Mortgage Obligations — 42.9%
	Federal Home Loan Mortgage Corporation
$1,199,234	Series 2013-4213, Class GZ	3.50%	06/15/43	$1,104,780
1,245,122	Series 2014-4316, Class BZ	3.00%	03/15/44	1,102,924
847,538	Series 2014-4316, Class XZ	4.50%	03/15/44	821,033
1,250,000	Series 2017-4741, Class GY	3.00%	12/15/47	1,038,150
614,828	Series 2017-4745, Class CZ	3.50%	01/15/48	541,678
1,029,195	Series 2018-4798, Class GZ	4.00%	06/15/48	948,873
951,742	Series 2019-4929, Class FB, 30 Day Average SOFR + CSA + 0.45% (a)	4.92%	09/25/49	926,843
350,000	Series 2020-4959, Class LB	3.00%	03/25/40	301,034
968,710	Series 2022-5256, Class FC, 30 Day Average SOFR + 0.75% (a)	5.10%	09/25/52	962,946
1,336,429	Series 2024-413, Class PO, PO, STRIPS	(b)	05/25/54	1,126,379
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
350,637	Series 2018-2, Class MA	3.50%	11/25/57	335,555
231,761	Series 2018-3, Class MA	3.50%	08/25/57	220,834
1,087,773	Series 2018-4, Class MA	3.50%	03/25/58	1,033,100
393,163	Series 2019-2, Class MA	3.50%	08/26/58	370,660
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
536,668	Series 2021-1, Class A1D	2.00%	05/26/31	490,835
988,305	Series 2024-2, Class VF, 30 Day Average SOFR + 1.25% (a) (c)	5.60%	10/25/34	991,449
	Federal National Mortgage Association
1,748,731	Series 2012-118, Class VZ	3.00%	11/25/42	1,553,401
1,422,819	Series 2012-134, Class ZC	2.50%	12/25/42	1,061,644
857,468	Series 2013-21, Class EZ	3.00%	03/25/43	759,200
1,089,091	Series 2014-12, Class ZB	3.00%	03/25/39	1,004,481
1,839,912	Series 2014-60, Class EZ	3.00%	10/25/44	1,601,195
432,611	Series 2015-89, Class CZ	4.00%	08/25/45	387,705
1,350,000	Series 2016-94, Class MB	2.50%	12/25/46	1,011,411
1,500,000	Series 2024-6, Class AL	2.00%	03/25/44	1,096,581
1,268,889	Series 2024-26, Class PO, PO	(b)	05/25/54	963,530
295,982	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (a)	5.50%	11/25/54	291,262
	Government National Mortgage Association
1,385,680	Series 2015-123, Class ZA	3.50%	09/20/45	1,248,673
1,745,000	Series 2022-191, Class BY	4.00%	08/20/41	1,620,012
1,200,000	Series 2023-81, Class YD	4.00%	06/20/53	1,044,194
				25,960,362
	Commercial Mortgage-Backed Securities — 23.5%
	Federal Home Loan Mortgage Corporation Multiclass Certificates
3,500,000	Series 2020-RR06, Class BX, IO (d)	1.84%	05/27/33	322,268
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
1,296,540	Series 2016-K152, Class A1	2.83%	05/25/30	1,225,681
2,000,000	Series 2016-KW01, Class X3, IO (e)	4.09%	03/25/29	73,297
1,200,000	Series 2018-K157, Class A3	3.99%	08/25/33	1,123,858
119,414	Series 2018-KSW4, Class A, 30 Day Average SOFR + CSA + 0.43% (a)	5.07%	10/25/28	119,376
843,820	Series 2019-KJ24, Class A2	2.82%	09/25/27	818,515
1,200,000	Series 2019-K1510, Class A2	3.72%	01/25/31	1,139,737

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates (Continued)
$6,252,727	Series 2019-K1512, Class X1, IO (e)	0.90%	04/25/34	$339,204
3,233,398	Series 2020-K110, Class X1, IO (e)	1.69%	04/25/30	219,847
7,700,000	Series 2020-K740, Class XAM (e)	1.11%	10/25/27	204,892
13,223,137	Series 2020-KG04, Class X1, IO (e)	0.85%	11/25/30	507,296
914,429	Series 2021-K125, Class A1	1.10%	08/25/30	817,912
8,000,000	Series 2021-K129, Class XAM, IO (e)	1.21%	05/25/31	513,191
9,710,832	Series 2021-K130, Class X1, IO (e)	1.04%	06/25/31	513,426
22,246,675	Series 2021-KG05, Class X1, IO (e)	0.31%	01/25/31	340,107
1,786,970	Series 2022-K142, Class A1	2.40%	12/25/31	1,600,606
2,721,250	Series 2022-K143, Class XAM, IO (e)	0.39%	04/25/55	66,248
1,668,552	Series 2022-K152, Class A1	3.78%	01/25/32	1,606,496
5,180,000	Series 2024-K165, Class XAM, IO (e)	0.91%	09/25/34	373,040
7,058,000	Series 2024-K757, Class XAM, IO (e)	0.99%	08/25/31	392,826
1,200,000	Series 2024-KJ51, Class A2	4.70%	01/25/32	1,184,634
	FREMF Mortgage Trust
500,000	Series 2019-KL4F, Class BAS (c) (e)	4.29%	10/25/25	493,734
	Government National Mortgage Association
4,977,503	Series 2024-32, Class IO, IO (e)	0.71%	06/16/63	252,118
				14,248,309
	Pass-Through Securities — 34.3%
	Federal Home Loan Mortgage Corporation
417,809	Pool SD4005	4.00%	12/01/49	389,623
1,432,427	Pool SD7509	3.00%	11/01/49	1,242,222
130,308	Pool U90690	3.50%	06/01/42	118,692
430,586	Pool ZL8982	3.50%	01/01/45	390,754
437,640	Pool ZS9446	3.50%	08/01/45	398,938
1,015,586	Pool ZS9776	3.50%	08/01/46	917,221
1,922,654	Pool ZT2264	4.00%	03/01/44	1,805,499
	Federal National Mortgage Association
655,091	Pool 310208	3.00%	03/01/48	556,483
471,006	Pool 310211	3.50%	07/01/48	416,387
1,394,879	Pool AS7738	3.00%	08/01/46	1,202,682
992,206	Pool AS7749	3.50%	08/01/46	891,252
1,277,328	Pool BF0207	4.50%	04/01/47	1,244,054
872,468	Pool BF0568	5.50%	07/01/61	871,649
409,195	Pool BM6732	4.00%	11/01/48	385,061
447,568	Pool BM7079	4.00%	10/01/48	414,523
455,245	Pool BM7129	3.00%	01/01/47	404,131
2,846,942	Pool BM7521	3.50%	10/01/48	2,552,195
920,913	Pool FS3541	3.50%	08/01/52	816,877
736,000	Pool TBA (f)	2.50%	02/15/55	599,937
725,000	Pool TBA (f)	3.00%	02/15/55	616,664
400,000	Pool TBA	3.50%	02/15/55	353,969
1,130,000	Pool TBA (f)	4.00%	02/15/55	1,033,420
1,696,000	Pool TBA (f)	5.00%	02/15/55	1,637,904
688,000	Pool TBA (f)	5.50%	02/15/55	679,544
368,000	Pool TBA (f)	2.50%	03/15/55	299,882
98,000	Pool TBA	3.50%	03/15/55	86,673

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal National Mortgage Association (Continued)
$263,000	Pool TBA	4.00%	03/15/55	$240,347
230,000	Pool TBA (f)	5.50%	03/15/55	226,886
				20,793,469
	Total U.S. Government Agency Mortgage-Backed Securities			61,002,140
	(Cost $62,132,615)
U.S. GOVERNMENT BONDS AND NOTES — 6.5%
200,000	U.S. Treasury Bond	4.63%	11/15/44	194,203
860,000	U.S. Treasury Bond	2.25%	08/15/46	557,925
295,000	U.S. Treasury Bond	3.00%	02/15/47	219,550
650,000	U.S. Treasury Bond	3.00%	08/15/48	476,506
975,000	U.S. Treasury Bond	4.13%	08/15/53	868,664
1,000,000	U.S. Treasury Note	4.13%	10/31/26	998,594
210,000	U.S. Treasury Note	4.25%	12/31/26	210,156
440,000	U.S. Treasury Note	4.50%	12/31/31	441,513
	Total U.S. Government Bonds and Notes			3,967,111
	(Cost $3,991,906)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 0.2%
	Capital Markets — 0.2%
1,300	iShares 20+ Year Treasury Bond ETF	114,088
	(Cost $118,183)
MONEY MARKET FUNDS — 1.2%
742,553	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.24% (g)	742,553
	(Cost $742,553)
	Total Investments — 108.6%	65,825,892
	(Cost $66,985,257)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 0.0%
	Put Options Purchased — 0.0%
2	U.S. 10-Year Treasury Futures Put	$217,688	$108.50	02/21/25	969
	(Cost $802)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES SOLD SHORT — (2.4)%
	Pass-Through Securities — (2.4)%
	Federal National Mortgage Association
$(90,000)	Pool TBA	3.50%	03/15/40	(85,204)
(1,000,000)	Pool TBA (f)	4.50%	02/15/55	(941,172)
(133,000)	Pool TBA	4.50%	03/15/55	(125,066)
(336,000)	Pool TBA	5.00%	03/15/55	(324,123)
	Total Investments Sold Short — (2.4)%			(1,475,565)
	(Proceeds $1,472,718)

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.7)%
	Call Options Written — (0.1)%
(3)	SOFR 1-Year Mid-Curve Futures Call	$(718,125)	$96.50	03/14/25	$(244)
(2)	U.S. 5-Year Treasury Futures Call (h)	(212,781)	111.00	02/21/25	(0)
(11)	U.S. 5-Year Treasury Futures Call	(1,171,070)	109.00	05/23/25	(2,406)
(6)	U.S. 10-Year Treasury Futures Call	(653,063)	114.00	02/21/25	(94)
(1)	U.S. 10-Year Treasury Futures Call	(108,813)	111.50	05/23/25	(531)
(6)	U.S. 10-Year Treasury Futures Call	(652,875)	112.00	05/23/25	(2,625)
(3)	U.S. Treasury Long Bond Futures Call	(341,719)	122.00	02/21/25	(94)
(14)	U.S. Treasury Long Bond Futures Call	(1,594,688)	124.00	02/21/25	(219)
(8)	U.S. Treasury Long Bond Futures Call	(911,250)	126.00	02/21/25	(125)
(5)	U.S. Treasury Long Bond Futures Call	(569,531)	130.00	02/21/25	(0)
(20)	U.S. Treasury Long Bond Futures Call	(2,274,375)	124.00	03/21/25	(1,875)
(19)	U.S. Treasury Long Bond Futures Call	(2,160,656)	119.00	05/23/25	(19,297)
(19)	U.S. Treasury Long Bond Futures Call	(2,160,656)	120.00	05/23/25	(15,437)
(1)	Ultra U.S. Treasury Long Bond Futures Call	(118,469)	128.00	02/21/25	(31)
	Total Call Options Written				(42,978)
	(Premiums received $126,834)
	Put Options Written — (0.6)%
(3)	SOFR 1-Year Mid-Curve Futures Put	(718,125)	94.50	03/14/25	(19)
(17)	U.S. 2-Year Treasury Futures Put	(3,495,625)	102.50	02/21/25	(1,859)
(5)	U.S. 2-Year Treasury Futures Put	(1,029,844)	102.25	05/23/25	(1,172)
(4)	U.S. 5-Year Treasury Futures Put	(425,563)	107.50	02/21/25	(4,781)
(2)	U.S. 5-Year Treasury Futures Put	(212,922)	105.00	05/23/25	(797)
(7)	U.S. 10-Year Treasury Futures Put	(761,906)	110.00	02/21/25	(9,625)
(13)	U.S. 10-Year Treasury Futures Put	(1,414,969)	112.00	02/21/25	(41,438)
(1)	U.S. 10-Year Treasury Futures Put	(108,844)	113.00	02/21/25	(4,172)
(10)	U.S. Treasury Long Bond Futures Put	(1,139,063)	113.00	02/21/25	(8,125)
(3)	U.S. Treasury Long Bond Futures Put	(341,719)	116.00	02/21/25	(7,594)
(7)	U.S. Treasury Long Bond Futures Put	(797,344)	118.00	02/21/25	(29,750)
(47)	U.S. Treasury Long Bond Futures Put	(5,353,594)	119.00	02/21/25	(243,078)
(5)	U.S. Treasury Long Bond Futures Put	(569,531)	120.00	02/21/25	(30,703)
	Total Put Options Written				(383,113)
	(Premiums received $287,170)
	Total Written Options				(426,091)
	(Premiums received $414,004)
	Net Other Assets and Liabilities — (5.5)%				(3,324,545)
	Net Assets — 100.0%				$60,600,660
Futures Contracts at January 31, 2025:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	43	Mar-2025	$8,841,875	$2,658
U.S. Treasury Long Bond Futures	14	Mar-2025	1,594,687	(64,058)
Ultra U.S. Treasury Bond Futures	5	Mar-2025	592,344	(36,459)
			$11,028,906	$(97,859)

Futures Contracts Short
U.S. 5-Year Treasury Notes	1	Mar-2025	$(106,391)	$(331)

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Futures Contracts at January 31, 2025 (Continued):
Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 10-Year Treasury Notes	30	Mar-2025	$(3,265,312)	$(9,655)
Ultra 10-Year U.S. Treasury Notes	68	Mar-2025	(7,573,500)	151,256
			$(10,945,203)	$141,270
		Total	$83,703	$43,411

(a)	Floating or variable rate security.
(b)	Zero coupon security.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $1,485,183 or 2.5% of net assets.

(d)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(e)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(f)	All or a portion of this security is part of a mortgage dollar roll agreement.
(g)	Rate shown reflects yield as of January 31, 2025.
(h)
This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of
Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At
January 31, 2025, securities noted as such are valued at $0 or 0.0% of net assets.

Abbreviations throughout the Portfolio of Investments:
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
PO	– Principal-Only Security
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separate Trading of Registered Interest and Principal of Securities
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Intermediate Government Opportunities ETF (MGOV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$61,002,140	$—	$61,002,140	$—
U.S. Government Bonds and Notes	3,967,111	—	3,967,111	—
Exchange-Traded Funds*	114,088	114,088	—	—
Money Market Funds	742,553	742,553	—	—
Total Investments	65,825,892	856,641	64,969,251	—
Purchased Options	969	969	—	—
Futures Contracts	153,914	153,914	—	—
Total	$65,980,775	$1,011,524	$64,969,251	$—

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities Sold Short	$(1,475,565)	$—	$(1,475,565)	$—
Written Options	(426,091)	(426,091)	— **	—
Futures Contracts	(110,503)	(110,503)	—	—
Total	$(2,012,159)	$(536,594)	$(1,475,565)	$—

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.